SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES:

DWS Alternative Asset Allocation Plus Fund
DWS Balanced Fund
DWS Blue Chip Fund
DWS California Tax–Free Income Fund
DWS Capital Growth Fund
DWS Climate Change Fund
DWS Communications Fund
DWS Core Fixed Income Fund
DWS Core Plus Income Fund
DWS Disciplined Market Neutral Fund
DWS Diversified International Equity Fund
DWS Dreman International Value Fund
DWS Dreman Mid Cap Value Fund
DWS Dreman Small Cap Value Fund
DWS Emerging Markets Equity Fund
DWS Emerging Markets Fixed Income Fund
DWS Enhanced Commodity Strategy Fund
DWS Floating Rate Plus Fund
DWS Global Bond Fund
DWS Global Inflation Plus Fund
DWS Global Small Cap Growth Fund
DWS Global Thematic Fund
DWS GNMA Fund
DWS Gold & Precious Metals Fund
DWS Growth & Income Fund
DWS Health Care Fund
DWS High Income Fund
DWS High Income Plus Fund
DWS Intermediate Tax/AMT Free Fund
DWS International Fund
DWS Large Cap Focus Growth Fund
DWS Large Cap Value Fund
DWS Latin America Equity Fund
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund
DWS LifeCompass Retirement Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax–Free Fund
DWS Mid Cap Growth Fund
DWS Money Market Prime Series
DWS Cash Investment Trust Class A
DWS New York Tax–Free Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS S&P 500 Plus Fund
DWS Select Alternative Allocation Fund
DWS Short Duration Fund
DWS Short Duration Plus Fund
DWS Short–Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic Government Securities Fund
DWS Strategic High Yield Tax–Free Fund
DWS Strategic Income Fund
DWS Strategic Value Fund
DWS Technology Fund
DWS U.S. Bond Index Fund
DWS World Dividend Fund

Effective February 1, 2011, the following information replaces similar information under the “Policies About Transactions” section under the heading “Investing in the Funds” in the prospectuses of each of the above listed funds:

When you sell shares that have a CDSC, the CDSC is based on the original purchase cost or current market value of the shares sold, whichever is less. In processing orders to sell shares, the shares with the lowest CDSC are sold first. For each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment. A CDSC is not imposed when you exchange from one fund into another. When you sell shares of the fund that you exchanged into, however, a CDSC may be imposed which may differ from the schedule for the fund you exchanged out of. Your shares will retain their original cost and purchase date.

There are certain cases in which you may be exempt from a CDSC. These include:

■
The death or disability of an account owner (including a joint owner). This waiver applies only under certain conditions. Please contact your financial advisor or Shareholder Services to determine if the conditions exist

■	Withdrawals made through an automatic withdrawal plan up to a maximum of 12% per year of the net asset value of the account

■	Withdrawals related to certain retirement or benefit plans

■	Redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

■
For Class C shares, redemption of shares purchased through a dealer–sponsored asset allocation program maintained on an omnibus record–keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.

Please Retain This Supplement for Future Reference
January 18, 2011 PROSTKR-32

SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:

DWS Alternative Asset Allocation Plus Fund
DWS Balanced Fund
DWS Blue Chip Fund
DWS California Tax–Free Income Fund
DWS Capital Growth Fund
DWS Climate Change Fund
DWS Communications Fund
DWS Core Fixed Income Fund
DWS Core Plus Income Fund
DWS Disciplined Market Neutral Fund
DWS Diversified International Equity Fund
DWS Dreman International Value Fund
DWS Dreman Mid Cap Value Fund
DWS Dreman Small Cap Value Fund
DWS Emerging Markets Equity Fund
DWS Emerging Markets Fixed Income Fund
DWS Enhanced Commodity Strategy Fund
DWS Floating Rate Plus Fund
DWS Global Bond Fund
DWS Global Inflation Plus Fund
DWS Global Small Cap Growth Fund
DWS Global Thematic Fund
DWS GNMA Fund
DWS Gold & Precious Metals Fund
DWS Growth & Income Fund
DWS Health Care Fund
DWS High Income Fund
DWS High Income Plus Fund
DWS Intermediate Tax/AMT Free Fund
DWS International Fund
DWS Large Cap Focus Growth Fund
DWS Large Cap Value Fund
DWS Latin America Equity Fund
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund
DWS LifeCompass Retirement Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS Mid Cap Growth Fund
DWS Money Market Prime Series
      DWS Cash Investment Trust Class A
DWS New York Tax-Free Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS S&P 500 Plus Fund
DWS Select Alternative Allocation Fund
DWS Short Duration Fund
DWS Short Duration Plus Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic Government Securities Fund
DWS Strategic High Yield Tax-Free Fund
DWS Strategic Income Fund
DWS Strategic Value Fund
DWS Technology Fund
DWS U.S. Bond Index Fund
DWS World Dividend Fund

Effective February 1, 2011, the following information replaces similar information under the “Contingent Deferred Sales Charge (CDSC)” subsection of the “Redemption”  section under the heading “Purchase and Redemption of Shares” in the  Statements of Additional Information of each of the above listed funds:

The Class A CDSC for shares purchased through the Large Order NAV Purchase Privilege will be waived in the event of:

(1)
redemptions by a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district;

(2)
redemptions by employer-sponsored employee benefit plans using the subaccount record keeping system made available through ADP, Inc. (or ExpertPlan for Flex Plans) under an alliance between ADP, Inc. (or ExpertPlan for Flex Plans) and DIDI and its affiliates;

(3)	redemption of shares of a shareholder (including a registered joint owner) who has died;

(4)
redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration);

(5)	redemptions under a fund’s Automatic Withdrawal Plan at a maximum of 12% per year of the net asset value of the account;

(6)	redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans; and

(7)
for shares purchased prior to February 1, 2011, redemptions of shares whose dealer of record at the time of the investment notifies DIDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

Please Retain This Supplement for Future Reference

January 18, 2011